Discontinued operations - Summary of Maximum Exposure to Credit Risk Relating to Discontinued Operations (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Master netting agreements collateral	€ 34	€ 247
Credit risk [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	100,269	182,945
Cash collateral	297	5,272
Letters of credit /guarantees collateral	221	330
Real estate property collateral	24,822	75,412
Master netting agreements collateral	2,174	5,921
Total collateral	45,923	93,028
Surplus collateral	16,108	39,630
Net exposure	70,453	129,547
Credit risk [member] | Discontinued operations [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	59,985
Cash collateral	2,590
Letters of credit /guarantees collateral	22
Real estate property collateral	60,991
Master netting agreements collateral	8,394
Total collateral	71,997
Surplus collateral	32,263
Net exposure	20,252
Credit risk [member] | Debt securities - carried at fair value [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	53,647	97,195
Letters of credit /guarantees collateral	96	221
Total collateral	96	221
Net exposure	53,551	96,974
Credit risk [member] | Debt securities - carried at fair value [member] | Discontinued operations [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	15,519
Net exposure	15,519
Credit risk [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	10,441	39,991
Cash collateral	40	2,684
Letters of credit /guarantees collateral	22	32
Real estate property collateral	24,822	75,412
Total collateral	24,883	78,128
Surplus collateral	14,442	38,197
Net exposure	1	60
Credit risk [member] | Mortgage loans - carried at amortized cost [member] | Discontinued operations [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	31,430
Cash collateral	2,590
Letters of credit /guarantees collateral	22
Real estate property collateral	60,991
Total collateral	63,603
Surplus collateral	32,263
Net exposure	90
Credit risk [member] | Private loans - held at amortized cost [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	27	4,883
Cash collateral	11	33
Total collateral	11	33
Net exposure	15	4,850
Credit risk [member] | Private loans - held at amortized cost [member] | Discontinued operations [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	4,484
Net exposure	4,484
Credit risk [member] | Other loans - held at amortized cost [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	2,088	1,949
Total collateral	3,510	1,872
Surplus collateral	1,470	1,346
Net exposure	47	1,423
Credit risk [member] | Other loans - held at amortized cost [member] | Discontinued operations [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	3
Net exposure	3
Credit risk [member] | Other financial assets - carried at fair value [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	4,562	4,245
Net exposure	4,562	4,245
Credit risk [member] | Other financial assets - carried at fair value [member] | Discontinued operations [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	76
Net exposure	76
Credit risk [member] | Derivatives [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	2,707	8,780
Cash collateral	246	2,555
Master netting agreements collateral	2,174	5,921
Total collateral	2,846	8,583
Surplus collateral	173	66
Net exposure	33	263
Credit risk [member] | Derivatives [member] | Discontinued operations [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	8,394
Master netting agreements collateral	8,394
Total collateral	8,394
Net exposure	0
Credit risk [member] | Reinsurance assets [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	21,184	20,992
Letters of credit /guarantees collateral	103	77
Total collateral	14,265	3,861
Net exposure	6,919	€ 17,131
Credit risk [member] | Reinsurance assets [member] | Discontinued operations [member]
Disclosure of Detailed Information about Maximum Exposure to Credit Risk Discontinued Operations [Line Items]
Maximum exposure to credit risk	79
Net exposure	€ 79